Intangible Assets - Product Development - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 947
Ending Balance	822	£ 947
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,514	2,517
Exchange differences	(135)	17
Additions	285	284
Disposals and retirements	(38)	(309)
Transfers	0	5
Ending Balance	2,626	2,514
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,567)	(1,570)
Exchange differences	89	(14)
Charge for the year	(276)	(287)
Impairment	(88)	(4)
Disposals and retirements	38	309
Transfers	0	(1)
Ending Balance	£ (1,804)	£ (1,567)